SUBSEQUENT EVENTS	Oct. 08, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 9 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through October 15, 2021, the date that the financial statements were issued. On October 15, 2021, the Company repaid its Promissory Note from Sponsor in full. The Company did not identify any other subsequent events that would have required adjustment or disclosure in the financial statements.